SCHEDULE OF PROVISION FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable Net
Balance at the beginning of the year	$ 6,542,904	$ 3,721,293
Add: Additions		2,821,611
Less: Reversals	(575,384)
Balance at the end of the year	$ 5,967,520	$ 6,542,904